UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-521-3885


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York          August 15, 2005
------------------              ----------------------        ---------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $80,319
                                          (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP



                                TITLE OF                    VALUE      SHRS OR   SH/ PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRTN    MNGRS   SOLE     SHARED  NONE

ADVANCED MICRO DEVICES INC      COM             007903107   1,426       82,200   SH          SOLE      None     82,200     0     0
ATHEROS COMMUNICATIONS INC      COM             04743P108   2,183      270,800   SH          SOLE      None    270,800     0     0
ATMI INC                        COM             00207R101   1,741       60,000   SH          SOLE      None     60,000     0     0
CARMAX INC                      COM             143130102     533       20,000   SH          SOLE      None     20,000     0     0
CHECK POINT SOFTWARE  TECH LT   ORD             M22465104   1,388       70,000   SH          SOLE      None     70,000     0     0
EATON CORP                      COM             278058102   1,198       20,000   SH          SOLE      None     20,000     0     0
ELAN PLC                        ADR             284131208     410       60,400   SH  CALL    SOLE      None     60,400     0     0
ELAN PLC                        ADR             284131208     206       30,200   SH  CALL    SOLE      None     30,200     0     0
EPICOR SOFTWARE CORP            COM             29426L108   1,228       93,000   SH          SOLE      None     93,000     0     0
ETHAN ALLEN INTERIORS INC       COM             297602104   1,039       31,000   SH          SOLE      None     31,000     0     0
FURNITURE BRANDS INTL INC       COM             360921100     541       25,000   SH          SOLE      None     25,000     0     0
HI/FN INC                       COM             428358105     272       45,100   SH          SOLE      None     45,100     0     0
HYPERION SOLUTIONS CORP         COM             44914M104   5,030      125,000   SH          SOLE      None    125,000     0     0
INTERNATIONAL BUSINESS MACHS    COM             459200101   3,235       43,600   SH          SOLE      None     43,600     0     0
M SYS FLASH DISK PIONEERS       ORD             M7061C100   2,367      123,517   SH          SOLE      None    123,517     0     0
MARVELL TECHNOLOGY GROUP LTD    ORD             G5876H105   1,518       40,000   SH          SOLE      None     40,000     0     0
MICROMUSE INC                   COM             595094103     649      115,000   SH          SOLE      None    115,000     0     0
MICRON TECHNOLOGY INC           COM             595112103   1,736      170,000   SH          SOLE      None    170,000     0     0
MICROSOFT CORP                  COM             594918104   4,595      185,000   SH          SOLE      None    185,000     0     0
NASDAQ-100 TR                   UNIT SER 1      631100104   7,101      191,100   SH  CALL    SOLE      None    191,100     0     0
NASDAQ-100 TR                   UNIT SER 1      631100104   7,104      191,100   SH  PUT     SOLE      None    191,100     0     0
NETLOGIC MICRSYSTEMS INC        COM             64118B100   2,475      139,589   SH          SOLE      None    139,589     0     0
NICE SYS LTD                    SPONSORED ADR   653656108     483       12,247   SH          SOLE      None     12,247     0     0
PORTALPLAYER INC                COM             736187204   1,041       50,000   SH          SOLE      None     50,000     0     0
PREMIERE GLOBAL SVCS INC        COM             740585104   4,111      364,100   SH          SOLE      None    364,100     0     0
QLOGIC CORP                     COM             747277101   1,235       40,000   SH          SOLE      None     40,000     0     0
QUEST SOFTWARE INC              COM             74834T103   1,363      100,000   SH          SOLE      None    100,000     0     0
RF MICRODEVICES INC             COM             749941100   1,461      270,000   SH          SOLE      None    270,000     0     0
SAFEWAY INC                     COM NEW         786514208     790       35,000   SH          SOLE      None     35,000     0     0
SECURE COMPUTING CORP           COM             813705100   2,396      220,252   SH          SOLE      None    220,252     0     0
SELECT SECTOR SPDR TR           SBI MATERIALS   81369Y100   1,357       50,000   SH          SOLE      None     50,000     0     0
SEMICONDUCTOR HLDRS TR          DEP RCPT        816636203   3,062       90,600   SH  PUT     SOLE      None     90,600     0     0
SIGMA DESIGNS INC               COM             826565103     152       20,000   SH          SOLE      None     20,000     0     0
SONIC SOLUTIONS                 COM             835460106   6,939      373,094   SH          SOLE      None    373,094     0     0
SONICWALL INC                   COM             835470105     824      153,000   SH          SOLE      None    153,000     0     0
TIBCO SOFTWARE INC              COM             88632Q103   1,701      260,000   SH          SOLE      None    260,000     0     0
TREX INC                        COM             89531P105     514       20,000   SH          SOLE      None     20,000     0     0
TRIDENT MICROSYSTEMS INC        COM             895919108   1,021       45,000   SH          SOLE      None     45,000     0     0
VIGNETTE CORP                   COM NEW         926734401     530       47,087   SH          SOLE      None     47,087     0     0
WAL MART STORES INC             COM             931142103   1,446       30,000   SH          SOLE      None     30,000     0     0
WATCHGUARD TECHNOLOGIES INC     COM             941105108     722      184,143   SH          SOLE      None    184,143     0     0
WEBSENSE INC                    COM             947684106   1,057       22,000   SH          SOLE      None     22,000     0     0
PIXELWORKS INC                  COM             72581M107      92       10,700   SH          SOLE      None     10,700     0     0
CRYSTALLEX INTL CORP            COM             22942F101      47       13,100   SH          SOLE      None     13,100     0     0


04092.0001 #594108